Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Principal Payments [Abstract]
2017	$ 291,111
2018	348,426
2019	228,458
2020	206,061
2021	258,304
2022 and thereafter	433,683
Total	$ 1,766,043	$ 1,400,094